Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income
19.	Financial assets at fair value through other comprehensive income

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Treasury bills	486,425	3,548,798
Certificates of deposits	669,670	2,067,547
Other debt securities	—	565,884

	1,156,095	6,182,229

(a)
As of December 31, 2024 and 2025, the carrying amount of treasury bills pledged as collateral for financial assets sold under agreements to repurchase resulted from repurchase transactions entered into by the Group amounted to nil and RMB136 million, respectively. The collaterals are restricted from trading during the period of the repurchase transactions.